GUARANTEES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detail Information About Guarantees And Commitments [Abstract]
Disclosure of guarantees and commitments [Table Text Block]
	Total	Year 1(2)	Year 2	Year 3	Year 4	Year 5+
Revenue guarantees to loyalty partners(1)	$418,696	$164,658	$167,225	$86,813	$-	$-
Unconditional Purchase obligations(3)	$1,858	$994	$756	$108	$-	$-

(1) For certain loyalty partners, the Corporation guarantees a minimum level of purchase of points/miles, for each contract year, over the duration of the contract term between the Corporation and loyalty program partner. Management evaluates each guarantee at each reporting date and at the end of each contract year, to determine if the guarantee was met for that respective contract year.

(2) The guarantees and commitments schedule is prepared on a rolling 12-month basis. If a revenue guarantee has been met, it is removed from the disclosure above.

(3) The Corporation is committed to service agreements with minimum or fixed spend commitments with certain vendors.